UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-612

Value Line Income And Growth Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1: Schedule of Investments.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2006
--------------------------------------------------------------------------------


   Shares                                                              Value
--------------------------------------------------------------------------------
      COMMON STOCKS  (55.1%)
                 ADVERTISING  (0.3%)
     35,000      Valassis Communications, Inc.  *                  $  1,027,950
                 AEROSPACE/DEFENSE  (1.0%)
     10,000      Alliant Techsystems, Inc.  *                           771,700
     15,000      Armor Holdings, Inc.  *                                874,350
     20,000      EDO Corp.                                              617,000
     15,000      Lockheed Martin Corp.                                1,126,950
                                                                   ------------
                                                                      3,390,000
                 APPAREL  (0.2%)
     20,000      Liz Claiborne, Inc.                                    819,600
                 AUTO PARTS  (0.8%)
     20,000      Autoliv, Inc.                                        1,131,600
     20,000      Eaton Corp.                                          1,459,400
                                                                   ------------
                                                                      2,591,000
                 BANK  (0.9%)
     35,000      ABN AMRO Holding NV  (ADR)                           1,045,800
     15,000      ICICI Bank Ltd.  (ADR)                                 415,200
     15,000      KeyCorp                                                552,000
     14,000      PNC Financial Services Group, Inc.                     942,340
                                                                   ------------
                                                                      2,955,340
                 BEVERAGE - ALCOHOLIC  (0.4%)
     35,000      Anheuser-Busch Companies, Inc.                       1,496,950
                 BEVERAGE - SOFT DRINK  (0.3%)
     25,000      Cadbury Schweppes PLC  (ADR)                         1,000,000
                 BIOTECHNOLOGY  (0.2%)
     35,000      Savient Pharmaceuticals, Inc.  *                       186,550
     20,000      Serono S.A.  (ADR)                                     348,200
                                                                   ------------
                                                                        534,750
                 CANADIAN ENERGY  (1.3%)
     20,000      Canadian Natural Resources, Inc.                     1,107,800
     26,000      EnCana Corp.                                         1,214,980
     10,000      Suncor Energy, Inc.                                    770,200
     20,000      Talisman Energy, Inc.                                1,063,600
                                                                   ------------
                                                                      4,156,580
                 CEMENT & AGGREGATES  (0.4%)
     20,000      Cemex S.A. de C.V.  (ADR)                            1,305,600
                 CHEMICAL - BASIC  (0.1%)
     11,000      Dow Chemical Co. (The)                                 446,600
                 CHEMICAL - DIVERSIFIED  (1.0%)
     15,000      Cabot Corp.                                            509,850
     17,500      Cytec Industries, Inc.                               1,050,175
     20,000      Eastman Chemical Co.                                 1,023,600
     22,000      Pall Corp.                                             686,180
                                                                   ------------
                                                                      3,269,805
                 CHEMICAL - SPECIALTY  (0.7%)
     20,000      Agrium, Inc.                                           505,200
     65,000      Chemtura Corp.                                         765,700
     20,000      Lubrizol Corp. (The)                                   857,000
     20,000      Mosaic Co. (The)  *                                    287,000
                                                                   ------------
                                                                      2,414,900
                 COAL  (0.6%)
     15,000      CONSOL Energy, Inc.                                  1,112,400
     30,000      Huaneng Power International, Inc.                      833,700
                                                                   ------------
                                                                      1,946,100
                 COMPUTER & PERIPHERALS  (0.8%)
     30,000      3Com Corp.  *                                          153,600
     30,000      Adaptec, Inc.  *                                       165,900
     40,000      Identix, Inc.  *                                       318,400
     20,000      International Business Machines Corp.                1,649,400
     35,000      Quantum Corp.  *                                       130,900
     20,000      Silicon Storage Technology, Inc.  *                     87,600
     10,000      Western Digital Corp.  *                               194,300
                                                                   ------------
                                                                      2,700,100
                 COMPUTER SOFTWARE & SERVICES (1.1%)
     15,000      Cognos, Inc.  *                                        583,500
     10,000      Computer Sciences Corp.  *                             555,500
     25,000      Compuware Corp.  *                                     195,750
     58,000      Microsoft Corp.                                      1,578,180
     30,000      Novell, Inc.  *                                        230,400
     20,000      RSA Security, Inc.  *                                  358,800
                                                                   ------------
                                                                      3,502,130
                 DIVERSIFIED COMPANIES  (1.1%)
      5,000      McDermott International, Inc.  *                       272,250
     35,000      Pentair, Inc.                                        1,426,250
     12,000      Teleflex, Inc.                                         859,560
     40,000      Tyco International Ltd.                              1,075,200
                                                                   ------------
                                                                      3,633,260
                 DRUG  (3.1%)
     15,000      Alkermes, Inc.  *                                      330,750
     30,000      American Pharmaceutical Partners, Inc.  *              854,700
     30,000      AVI BioPharma, Inc.  *                                 227,700
     25,000      Forest Laboratories, Inc.  *                         1,115,750
     15,000      Immucor, Inc.  *                                       430,350
     30,000      Kos Pharmaceuticals, Inc.  *                         1,433,100
     25,000      Mylan Laboratories, Inc.                               585,000
     50,000      Pfizer, Inc.                                         1,246,000
     20,000      Pharmaceutical Product Development, Inc.               692,200
     35,000      Sanofi-Aventis  (ADR)                                1,660,750
     20,000      Spectrum Pharmaceuticals, Inc.  *                       93,800
     15,000      Teva Pharmaceutical Industries Ltd. (ADR)              617,700
     30,000      Watson Pharmaceuticals, Inc.  *                        862,200
                                                                   ------------
                                                                     10,150,000
                 ELECTRICAL EQUIPMENT  (1.2%)
     75,000      General Electric Co.                                 2,608,500

                                         Value Line Income and Growth Fund, Inc.

                                                                  March 31, 2006
--------------------------------------------------------------------------------


   Shares                                                              Value
--------------------------------------------------------------------------------
     18,000      Thomas & Betts Corp.  *                           $    924,840
     40,000      Ultralife Batteries, Inc.  *                           514,000
                                                                   ------------
                                                                      4,047,340
                 ELECTRICAL UTILITY - CENTRAL (0.8%)
     30,000      American Electric Power Company, Inc.                1,020,600
     15,000      OGE Energy Corp.                                       435,000
     50,000      Westar Energy, Inc.                                  1,040,500
                                                                   ------------
                                                                      2,496,100
                 ELECTRICAL UTILITY - EAST  (1.3%)
     16,000      Dominion Resources, Inc.                             1,104,480
     15,000      Exelon Corp.                                           793,500
     20,000      Pepco Holdings, Inc.                                   455,800
     30,000      PPL Corp.                                              882,000
     20,000      Progress Energy, Inc.                                  879,600
     20,000      TECO Energy, Inc.                                      322,400
                                                                   ------------
                                                                      4,437,780
                 ELECTRICAL UTILITY - WEST  (0.3%)
     50,000      Xcel Energy, Inc.                                      907,500
                 ELECTRONICS  (1.8%)
     25,000      Avnet, Inc.  *                                         634,500
     55,000      Celestica, Inc.  *                                     629,750
     30,900      Cubic Corp.                                            739,746
     25,000      LaserCard Corp.  *                                     562,500
     40,000      MEMC Electronic Materials, Inc.  *                   1,476,800
     40,000      Paxar Corp.  *                                         782,800
     30,000      Plantronics, Inc.                                    1,062,900
     35,000      Valence Technology, Inc.  *                             87,150
                                                                   ------------
                                                                      5,976,146
                 ENTERTAINMENT  (0.5%)
     90,000      Liberty Media Corp.  Class A*                          738,900
     50,000      Time Warner, Inc.                                      839,500
                                                                   ------------
                                                                      1,578,400
                 ENTERTAINMENT TECHNOLOGY  (0.4%)
     15,000      ATI Technologies, Inc.  *                              257,700
     15,000      Omnivision Technologies, Inc.  *                       453,000
     30,000      Take-Two Interactive Software, Inc.  *                 559,800
                                                                   ------------
                                                                      1,270,500
                 ENVIRONMENTAL  (0.4%)
     25,000      Tetra Tech, Inc.  *                                    477,250
     20,000      Waste Management, Inc.                                 706,000
                                                                   ------------
                                                                      1,183,250
                 FINANCIAL SERVICES - DIVERSIFIED (1.8%)
     10,000      American International Group, Inc.                     660,900
     30,000      BISYS Group, Inc. (The)  *                             404,400
     30,000      Citigroup, Inc.                                      1,416,900
     10,000      HSBC Holdings PLC  (ADR)                               837,800
     20,000      ING Groep NV  (ADR)                                    788,000
     15,000      Loews Corp.                                          1,518,000
      5,000      Principal Financial Group, Inc.                        244,000
                                                                   ------------
                                                                      5,870,000
                 FOOD PROCESSING  (2.3%)
     20,000      Archer-Daniels-Midland Co.                             673,000
     10,000      Bunge Ltd.  Shs                                        557,100
     25,000      Chiquita Brands International, Inc.                    419,250
     35,000      ConAgra Foods, Inc.                                    751,100
     20,000      Dean Foods Co.  *                                      776,600
     20,000      Fresh Del Monte Produce, Inc.                          423,000
     27,000      General Mills, Inc.                                  1,368,360
     15,000      Hormel Foods Corp.                                     507,000
     30,000      Sara Lee Corp.                                         536,400
     20,000      Smithfield Foods, Inc.  *                              586,800
     40,000      Tyson Foods, Inc.  Class A                             549,600
     10,000      Unilever PLC  (ADR)                                    410,700
                                                                   ------------
                                                                      7,558,910
                 FOREIGN TELECOMMUNICATIONS (2.1%)
     50,000      BCE, Inc.                                            1,203,000
     30,000      Cia de Telecomunicaciones de Chile S.A. (ADR)          268,200
     30,000      Deutsche Telekom AG                                    504,600
     55,000      Telecom Corporation of New Zealand Ltd. (ADR)        1,502,600
     25,000      Telefonica S.A. (ADR)                                1,174,250
     40,000      Telefonos de Mexico S.A. de C.V. (ADR)
                   Series L                                             899,200
     65,000      Vodafone Group PLC (ADR)                             1,358,500
                                                                   ------------
                                                                      6,910,350
                 FURNITURE/HOME FURNISHINGS (0.4%)
     85,000      Tempur-Pedic International, Inc.  *                  1,202,750
                 HOME BUILDING  (0.2%)
     40,000      Technical Olympic USA, Inc.                            814,000
                 HOUSEHOLD PRODUCTS  (0.2%)
     25,000      Newell Rubbermaid, Inc.                                629,750
                 INDUSTRIAL SERVICES  (0.1%)
     25,000      Convergys Corp.  *                                     455,250
      1,750      Ship Finance International Ltd.                         30,030
                                                                   ------------
                                                                        485,280
                 INFORMATION SERVICES  (0.3%)
     45,000      ProQuest Co.  *                                        962,550
                 INSURANCE - LIFE  (0.4%)
     25,000      Lincoln National Corp.                               1,364,750
                 INSURANCE - PROPERTY & CASUALTY (1.5%)
     25,000      21st Century Insurance Group                           395,000
     30,000      American Financial Group, Inc.                       1,248,300
     15,000      Berkley (W.R.) Corp.                                   870,900
     30,000      HCC Insurance Holdings, Inc.                         1,044,000
     15,000      PartnerRe Ltd.                                         931,350

                                         Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------


   Shares                                                              Value
--------------------------------------------------------------------------------

     12,000      SAFECO Corp.                                      $    602,520
                                                                   ------------
                                                                      5,092,070
                 MACHINERY (1.1%)
     30,000      AGCO Corp.  *                                          622,200
     20,000      Briggs & Stratton Corp.                                707,400
     20,000      Flowserve Corp.  *                                   1,166,800
     20,000      Lincoln Electric Holdings, Inc.                      1,079,800
                                                                   ------------
                                                                      3,576,200
                 MARITIME (0.6%)
     35,000      Frontline Ltd.                                       1,172,150
     40,000      OMI Corp.                                              720,800
                                                                   ------------
                                                                      1,892,950
                 MEDICAL SERVICES (1.3%)
     25,000      Health Management Associates, Inc.
                   Class A                                              539,250
     20,000      Health Net, Inc.  *                                  1,016,400
     15,000      Laboratory Corp. of America Holdings  *                877,200
     15,000      Lincare Holdings, Inc.  *                              584,400
     26,000      PSS World Medical, Inc.  *                             501,540
     20,000      Triad Hospitals, Inc.  *                               838,000
                                                                   ------------
                                                                      4,356,790
                 MEDICAL SUPPLIES (2.1%)
     14,011      Baxter International, Inc.                             543,767
     10,000      Becton Dickinson & Co.                                 615,800
     12,000      Bio-Rad Laboratories, Inc.  Class A*                   748,200
     30,000      Boston Scientific Corp.  *                             691,500
     20,000      Johnson & Johnson                                    1,184,400
     15,000      Molecular Devices Corp.  *                             497,400
     15,000      PolyMedica Corp.                                       635,400
     24,000      STERIS Corp.                                           592,320
      5,000      Varian Medical Systems, Inc.  *                        280,800
     15,000      Zimmer Holdings, Inc.  *                             1,014,000
                                                                   ------------
                                                                      6,803,587
                 METALS & MINING DIVERSIFIED (0.9%)
     20,000      Alliance Resource Partners LP                          722,000
     35,000      BHP Billiton Ltd. (ADR)                              1,394,750
     20,000      Inco Ltd.                                              997,800
                                                                   ------------
                                                                      3,114,550
                 METALS FABRICATING  (0.2%)
     40,000      Novelis, Inc.                                          822,800
                 NATURAL GAS - DISTRIBUTION  (0.1%)
     21,000      Ferrellgas Partners, L.P.                              446,040
                 NATURAL GAS - DIVERSIFIED  (0.9%)
     20,000      Devon Energy Corp.                                   1,223,400
     20,000      National Fuel Gas Co.                                  654,400
     35,000      Oneok, Inc.                                          1,128,750
                                                                   ------------
                                                                      3,006,550
                 NEWSPAPER  (0.9%)
     20,000      Gannett Co, Inc.                                     1,198,400
     40,000      News Corp.  Class B                                    702,400
     35,000      Tribune Co.                                            960,050
                                                                   ------------
                                                                      2,860,850
                 OFFICE EQUIPMENT & SUPPLIES (0.4%)
     30,000      Diebold, Inc.                                        1,233,000
                 OILFIELD SERVICES/EQUIPMENT (0.9%)
     27,000      Rowan Companies, Inc.                                1,186,920
     30,000      RPC, Inc.                                              685,500
     40,000      Superior Energy Services, Inc.  *                    1,071,600
                                                                   ------------
                                                                      2,944,020
                 PACKAGING & CONTAINER  (0.1%)
     10,000      American Greetings Corp.  Class A                      216,200
                 PETROLEUM - INTEGRATED  (2.9%)
     10,000      Amerada Hess Corp.                                   1,424,000
     25,000      Chesapeake Energy Corp.                                785,250
     20,000      ChevronTexaco Corp.                                  1,159,400
     11,000      ConocoPhillips                                         694,650
     18,000      Marathon Oil Corp.                                   1,371,060
     12,000      Murphy Oil Corp.                                       597,840
     12,000      Occidental Petroleum Corp.                           1,111,800
      1,000      PetroChina Co. Ltd.  (ADR)                             104,950
     15,000      Petroleo Brasileiro S.A. - Petrobras (ADR)           1,300,050
     30,000      Sasol Ltd. (ADR)                                     1,134,900
                                                                   ------------
                                                                      9,683,900
                 PETROLEUM - PRODUCING (1.0%)
     10,000      Anadarko Petroleum Corp.                             1,010,100
     10,000      Burlington Resources, Inc.                             919,100
     30,000      Cimarex Energy Co.                                   1,297,800
                                                                   ------------
                                                                      3,227,000
                 POWER (0.6%)
     30,000      Evergreen Solar, Inc.  *                               462,000
     25,000      Headwaters, Inc.  *                                    994,750
     20,000      Medis Technologies Ltd.  *                             466,600
                                                                   ------------
                                                                      1,923,350
                 PRECIOUS METALS (1.9%)
     15,000      Agnico-Eagle Mines Ltd.                                456,750
     50,000      Anglo American PLC  (ADR)                              978,500
     25,000      AngloGold Ashanti Ltd.  (ADR)                        1,353,000

                                         Value Line Income and Growth Fund, Inc.

                                                                  March 31, 2006
--------------------------------------------------------------------------------


   Shares                                                              Value
--------------------------------------------------------------------------------
     25,000      Apex Silver Mines Ltd.  *                         $    593,750
     50,000      Coeur d'Alene Mines Corp.  *                           328,000
     20,000      Goldcorp, Inc.                                         585,000
     40,000      Harmony Gold Mining Company Ltd.  (ADR)*               635,200
     60,000      Ivanhoe Mines Ltd.  *                                  577,800
     16,000      Newmont Mining Corp.                                   830,240
                                                                   ------------
                                                                      6,338,240
                 PRECISION INSTRUMENT  (0.7%)
     25,000      Applera Corp. - Applied Biosystems Group               678,500
     30,000      Eastman Kodak Co.                                      853,200
     30,000      OSI Systems, Inc.  *                                   633,900
     25,000      RAE Systems, Inc.  *                                    89,250
                                                                   ------------
                                                                      2,254,850
                 R.E.I.T.  (0.1%)
     10,000      Crescent Real Estate Equities Co.                      210,700
                 RAILROAD  (1.7%)
     24,000      Canadian National Railway Co.                        1,086,720
     24,000      Canadian Pacific Railway Ltd.                        1,199,280
     20,000      CSX Corp.                                            1,196,000
     15,000      Norfolk Southern Corp.                                 811,050
     14,000      Union Pacific Corp.                                  1,306,900
                                                                   ------------
                                                                      5,599,950
                 RECREATION  (0.9%)
     25,000      Brunswick Corp.                                        971,500
     20,000      Hasbro, Inc.                                           422,000
     30,000      K2, Inc.  *                                            376,500
     20,000      Polaris Industries, Inc.                             1,091,200
                                                                   ------------
                                                                      2,861,200
                 RETAIL - AUTOMOTIVE  (0.1%)
     20,000      Rush Enterprises, Inc.  Class A*                       351,600
                 RETAIL - SPECIAL LINES  (1.4%)
     20,000      Bed Bath & Beyond, Inc.  *                             768,000
     40,000      Cabela's, Inc.  *                                      820,800
     15,000      Claire's Stores, Inc.                                  544,650
     20,000      NBTY, Inc.  *                                          450,400
     40,000      Petco Animal Supplies, Inc.  *                         942,800
     20,000      RadioShack Corp.                                       384,600
     25,000      TJX Companies, Inc. (The)                              620,500
                                                                   ------------
                                                                      4,531,750
                 RETAIL STORE  (0.4%)
     25,000      Wal-Mart Stores, Inc.                                1,181,000
                 SEMICONDUCTOR  (0.2%)
     15,000      Cypress Semiconductor Corp.  *                         254,250
     27,000      O2Micro International Ltd.  (ADR)*                     287,010
                                                                   ------------
                                                                        541,260
                 TELECOMMUNICATION SERVICES (0.4%)
     40,000      Dycom Industries, Inc.  *                              850,000
     35,000      Telkonet, Inc.  *                                      148,750
     15,000      Turkcell Iletisim Hizmetleri A/S  (ADR)                250,050
                                                                   ------------
                                                                      1,248,800
                 TELECOMMUNICATIONS EQUIPMENT (0.8%)
     25,000      AudioCodes Ltd.  Shs*                                  345,500
     70,000      Cisco Systems, Inc.  *                               1,516,900
     15,000      Harmonic, Inc.  *                                       95,550
     20,000      Mastec, Inc.  *                                        283,400
     20,000      Polycom, Inc.  *                                       433,600
                                                                   ------------
                                                                      2,674,950
                 TRUCKING/TRANSPORTATION LEASING (1.2%)
     35,000      Bristow Group, Inc.  *                               1,081,500
     40,000      CBS Corp.  Class B                                     959,200
     20,000      Ryder System, Inc.                                     895,600
     25,000      Yellow Roadway Corp.  *                                951,500
                                                                   ------------
                                                                      3,887,800
                 WATER UTILITY  (0.8%)
     25,000      American States Water Co.                              934,000
     20,100      California Water Service Group                         905,505
     20,000      Scottish Power PLC  (ADR)                              805,800
                                                                   ------------
                                                                      2,645,305
                 WIRELESS NETWORKING  (0.2%)
     30,000      Alvarion Ltd.  Shs*                                    270,000
     20,000      Powerwave Technologies, Inc.  *                        269,800
                                                                   ------------
                                                                        539,800
                                                                   ------------

                   TOTAL COMMON STOCKS
                      (Cost $143,347,672)                           181,103,083
                                                                   ------------
     PREFERRED STOCK  (1.4%)
                 FINANCIAL SERVICES - DIVERSIFIED (0.6%)
     37,400      General Electric Capital Corp.                         852,720
     40,000      HSBC Holdings PLC                                      981,200
                                                                   ------------
                                                                      1,833,920
                 INSURANCE - LIFE  (0.2%)
     25,000      Metlife, Inc.  Series B                                639,500
                 R.E.I.T.  (0.2%)
     30,000      Health Care REIT, Inc.  Series F                       765,000
                 SECURITIES BROKERAGE  (0.4%)
     50,000      Lehman Brothers Holdings, Inc.  Series G             1,272,500
                                                                   ------------

                   TOTAL PREFERRED STOCK
                      (Cost $4,520,611)                               4,510,920
                                                                   ------------

                                         Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

   Shares                                                             Value
--------------------------------------------------------------------------------
      CONVERTIBLE PREFERRED STOCK  (0.5%)
                 BEVERAGE - ALCOHOLIC  (0.2%)
 $   20,000        Constellation Brands, Inc.
                      Series A 5.75%,  9/1/06                      $    750,600
                 CHEMICAL - DIVERSIFIED  (0.2%)
     15,000        Huntsman Corp. 5.00%,  2/16/08                       643,125
                 INSURANCE - LIFE  (0.1%)
     10,000        UnumProvident Corp. 8.25%,
                      5/15/06                                           390,100
                                                                   ------------

                   TOTAL CONVERTIBLE PREFERRED STOCK
                      (Cost $1,498,224)                               1,783,825
                                                                   ------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
      CORPORATE BONDS & NOTES  (5.0%)
                 CHEMICAL - SPECIALTY  (0.4%)
  1,175,000      Lubrizol Corp., 5.88%, 12/1/08                       1,183,633
                 ELECTRICAL EQUIPMENT  (0.6%)
  2,000,000      Thomas & Betts Corp., 6.39%, 2/10/09                 2,031,202
                 ENTERTAINMENT  (0.5%)
  1,500,000      Liberty Media Corp., 7.88%, 7/15/09                  1,578,402
                 FINANCIAL SERVICES - DIVERSIFIED
                   (0.8%)
  3,000,000      SLM Corp., 5.04%**, 4/1/14                           2,822,280
                 FOOD PROCESSING  (0.3%)
  1,000,000      Sensient Technologies Corp., 6.50%,
                   4/1/09                                             1,003,197
                 GROCERY  (0.3%)
  1,000,000      Delhaize America, Inc., 7.38%, 4/15/06               1,000,452
                 INDUSTRIAL SERVICES  (0.3%)
  1,000,000      Sabre Holdings Corp., 7.35%, 8/1/11                  1,044,742
                 INSURANCE - LIFE  (0.6%)
  2,000,000      Principal Life Income Funding Trusts,
                   5.30%**, 4/1/16                                    1,868,520
                 RETAIL STORE  (0.3%)
  1,000,000      Dollar General Corp., 8.63%, 6/15/10                 1,075,000
                 SECURITIES BROKERAGE  (0.6%)
  2,000,000      Bear Stearns Companies, Inc. (The),
                   5.82%**, 4/10/14                                   1,883,460
                 TRUCKING  (0.3%)
  1,000,000      Roadway Corp., 8.25%, 12/1/08                        1,050,104
                                                                   ------------

                   TOTAL CORPORATE BONDS & NOTES
                     (Cost $16,878,466)                              16,540,992
                                                                   ------------
      CONVERTIBLE CORPORATE BONDS & NOTES  (5.1%)
                 AIR TRANSPORT  (0.7%)
  1,500,000        ExpressJet Holdings, Inc.
                      4.25%,  8/1/23                                  1,297,500
  1,250,000        JetBlue Airways Corp. 3.50%,
                      7/15/33                                         1,109,375
                                                                   ------------
                                                                      2,406,875
                 CABLE TV  (0.4%)
  1,250,000        Mediacom Communications Corp.
                      5.25%,  7/1/06                                  1,243,750
                 COMPUTER & PERIPHERALS  (0.3%)
  1,000,000        Mercury Computer Systems, Inc.
                      2.00%, (Senior Notes
                      Convertible) 5/1/24                               871,250
                 COMPUTER SOFTWARE & SERVICES (1.1%)
    800,000        Adaptec, Inc. 0.75%,  12/22/23                       699,000
  1,000,000        Ciber, Inc. 2.88%,  12/15/23                         867,500
  2,170,000        Veritas Software Corp. 0.25%,
                     8/1/13                                           2,126,600
                                                                   ------------
                                                                      3,693,100
                 DRUG  (0.8%)
    500,000        Enzon Pharmaceuticals, Inc.
                      4.50%,  7/1/08                                    465,625
    800,000        King Pharmaceuticals, Inc.
                      2.75%,  11/15/21                                  786,000
  1,500,000        Valeant Pharmaceuticals
                      International 4.00%,
                      11/15/13                                        1,282,500
                                                                   ------------
                                                                      2,534,125
                 INDUSTRIAL SERVICES  (0.5%)
  1,000,000        Quanta Services, Inc. 4.00%,
                      7/1/07                                            966,250
    500,000        Quanta Services, Inc. 4.50%,
                      10/1/23                                           773,750
                                                                   ------------
                                                                      1,740,000
                 RETAIL - AUTOMOTIVE  (0.1%)
    300,000        PEP Boys-Manny Moe & Jack (The)
                      4.25%,  6/1/07                                    292,875
                 SEMICONDUCTOR  (0.3%)
  1,000,000        Vitesse Semiconductor Corp.
                      1.50%,  10/1/24                                 1,098,750

                                         Value Line Income and Growth Fund, Inc.

                                                                  March 31, 2006
--------------------------------------------------------------------------------

 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
                 TELECOMMUNICATIONS EQUIPMENT (0.5%)
$ 1,500,000        Agere Systems, Inc. 6.50%,
                      12/15/09                                     $  1,477,500
                 TRUCKING/TRANSPORTATION LEASING (0.4%)
  1,500,000        Kellwood Co. 3.50%,  6/15/34                       1,316,250
                                                                   ------------

                   TOTAL CONVERTIBLE CORPORATE BONDS & NOTES
                      (Cost $16,213,011)                             16,674,475
                                                                   ------------

   Shares                                                               Value
--------------------------------------------------------------------------------
      U.S. TREASURY OBLIGATIONS  (4.9%)
  6,000,000      U.S. Treasury Notes, 5.50%, 5/15/09                  6,119,766
  4,000,000      U.S. Treasury Notes, 4.50%, 11/15/10                 3,946,248
  6,000,000      U.S. Treasury Notes, 4.50%, 2/15/09                  5,947,968
                                                                   ------------

                   TOTAL U.S. TREASURY
                      OBLIGATIONS
                      (Cost $16,071,353)                             16,013,982
                                                                   ------------
    Principal
      Amount                                                           Value
--------------------------------------------------------------------------------
      U.S. GOVERNMENT AGENCY OBLIGATIONS (9.5%)
  3,000,000      Federal Home Loan Bank
                   3.50%, 8/15/06                                     2,983,653
  2,000,000      Federal Home Loan Bank
                   3.50%, 3/2/07                                      1,971,016
  3,000,000      Federal Home Loan Bank
                   3.88%, 6/8/07                                      2,957,271
  3,000,000      Federal Home Loan Bank
                   4.00%, 11/9/07                                     2,949,732
  5,500,000      Federal Home Loan Bank
                   4.25%, 9/12/08                                     5,399,724
  2,500,000      Federal Home Loan Bank
                   4.38%, 10/3/08                                     2,458,655
  3,500,000      Federal Farm Credit Bank
                   4.25%, 10/10/08                                    3,438,109
  3,000,000      Federal Home Loan Bank
                   4.50%, 10/14/08                                    2,960,754
  2,500,000      Federal Home Loan Bank
                   4.63%, 11/21/08                                    2,472,563
  2,000,000      Federal Home Loan Bank
                   4.75%, 12/12/08                                    1,983,234
  1,790,155      Federal Home Loan Bank
                   4.75%, 10/25/10                                    1,763,303
                                                                   ------------

                   TOTAL U.S. GOVERNMENT AGENCY
                      OBLIGATIONS
                      (Cost $31,741,015)                             31,338,014
                                                                   ------------
    Principal
      Amount                                                          Value
--------------------------------------------------------------------------------
                    TOTAL INVESTMENT SECURITIES (81.5%)
                      (Cost $230,270,352)                           267,965,291
                                                                   ------------
      SHORT-TERM INVESTMENTS  (18.6%)
                 CORPORATE BONDS  (1.5%)
$ 5,000,000      Nelnet Student Loan Corp. Series
                   2004-2A Class A5C, 4.83%**, 2/25/39             $  5,000,000
                 REPURCHASE AGREEMENTS***  (15.6%)
 17,000,000      With Morgan Stanley & Co., 4.44%,
                    dated 3/31/06, due 4/3/06, delivery
                    value $17,002,097 (collateralized
                    by $17,545,000 U.S. Treasury Notes
                    2.50%, due 9/30/06, with a value of
                    $17,347,618)                                     17,000,000
 17,000,000      With State Street Bank & Trust.,
                    4.25%, dated 3/31/06, due 4/3/06,
                    delivery value $17,002,007
                    (collateralized by $18,140,000 U.S.
                    Treasury Notes 4.25%, due 8/15/15,
                    with a value of $17,377,725)                     17,100,000
 17,100,000      With UBS Securities, LLC, 4.48%, dated
                    3/31/06, due 4/3/06, delivery value
                    $17,102,128 (collateralized by
                    $15,037,000 U.S. Treasury Notes
                    6.125%, due 11/15/27, with a value
                    of $17,471,750)                                  17,000,000
                                                                   ------------
                                                                     51,100,000
                 U.S. GOVERNMENT AGENCY
                    OBLIGATIONS  (1.5%)
  5,000,000      Federal Home Loan Banks, 4.00%, 7/13/06              5,000,000
                                                                   ------------

                   TOTAL SHORT-TERM INVESTMENTS
                      (Cost $61,100,000)                             61,100,000
                                                                   ------------
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.1%)               (473,601)
                                                                   ------------
NET ASSETS  (100%)                                                 $328,591,690
                                                                   ------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER
   OUTSTANDING SHARE
   ($328,591,690 / 37,377,651 shares outstanding)                  $       8.79
                                                                   ------------

*          Non-income producing.
**         Rate at March 31, 2006. Floating rate changes monthly.
*** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(ADR)      American Depositary Receipts

The Fund's unrealized appreciation/(depreciation) as of March 31, 2006 was as follows:

                                                                Total Net
                                                               Unrealized
Total Cost              Appreciation     Depreciation         Appreciation
--------------------------------------------------------------------------------
$291,370,352           $41,208,307       $(3,513,368)         $37,694,939

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.      Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By          /s/ Jean B. Buttner
            ------------------------------------------------------------
            Jean B. Buttner, President

Date:       May 22, 2006
            --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Jean B. Buttner
            ------------------------------------------------------------
            Jean B. Buttner, President, Principal Executive Officer

By:         /s/ Stephen R. Anastasio
            ------------------------------------------------------------
            Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:       May 22, 2006
            --------------------------